UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05336

Exact name of registrant as specified in charter:	Prudential Institutional Liquidity Portfolio, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2007

Date of reporting period:	12/31/2006

Item 1.	Schedule of Investments

Prudential Institutional Liquidity Portfolio, Inc.

Institutional Money Market Series

Schedule of Investments as of December 31, 2006 (Unaudited)

Principal Amount (000)	Description	Value
CERTIFICATES OF DEPOSIT 13.9%
	Bank of New York (The)
$40,000	5.519%, 3/1/07(a)	$40,011,309
	Barclays Bank PLC New York
3,000	5.295%, 1/29/07(a)	2,999,917
	Branch Banking & Trust Co.
40,000	5.24%, 6/8/07	40,000,000
	Skandinaviska Enskilda Banken New York
20,000	5.308%, 4/4/07(a)	19,999,258
	Sun Trust Bank, Inc.
20,000	5.30%, 2/9/07(a)	19,999,791
20,000	5.295%, 9/14/07(a)	19,997,228
	Toronto Dominion Bank
20,000	5.405%, 2/20/07	20,000,135
	Wells Fargo Bank NA
25,000	4.88%, 2/1/07	25,000,000
50,000	5.24%, 4/10/07	50,000,000

		238,007,638

COMMERCIAL PAPER 39.6%
	Alliance & Leicester PLC, 144A
25,000	5.25%, 2/26/07(b)	24,795,639
25,000	5.23%, 3/26/07(b)	24,694,917
	Amsterdam Funding Corp., 144A
25,000	2.25%, 1/19/07(b)	24,934,375
40,000	5.25%, 2/2/07(b)	39,812,978
	Bryant Park Funding LLC, 144A
30,421	5.26%, 2/9/07(b)	30,247,651
28,375	5.25%, 2/27/07(b)	28,139,133
	Caisse Nationale Des Caisses Depar, 144A
50,000	5.23%, 2/2/07(b)	49,767,556
20,000	5.28%, 2/22/07(b)	19,847,467
	Citigroup Funding, Inc.
60,000	5.26%, 2/5/07(b)	59,693,166
20,000	5.26%, 2/12/07(b)	19,877,267
	Edison Asset Securitization LLC, 144A
70,601	5.25%, 2/26/07(b)	70,024,424
20,000	5.19%, 3/5/07(b)	19,818,350
	Falcon Asset Securitization Corp., 144A
33,000	5.28%, 1/24/07(b)	32,888,680
	Hewlett Packard Co., 144A
11,000	5.32%, 1/31/07(b)	10,951,233
	ING America Insurance Holdings, Inc.
9,000	5.26%, 1/25/07(b)	8,968,470
25,000	5.25%, 2/21/07(b)	24,814,063
	Irish Life and Permanent PLC, 144A
25,000	5.26%, 2/9/07(b)	24,857,542

	KredietBank NA Finance Corp., 144A
28,000	5.24%, 3/1/07(b)	27,759,542
	Northern Rock PLC, 144A
11,500	5.26%, 3/7/07(b)	11,390,782
	Prudential PLC, 144A
12,000	5.26%, 1/30/07(b)	11,949,153
3,000	5.24%, 3/19/07(b)	2,966,377
	Toyota Motor Credit Corp.
40,000	5.25%, 2/23/07(b)	39,690,833
25,000	5.19%, 6/11/07(b)	24,420,847
	Windmill Funding Corp., 144A
45,000	5.22%, 3/2/07(b)	44,608,500

		676,918,945

OTHER CORPORATE OBLIGATIONS 36.4%
	American Express Credit Corp., MTN
46,000	5.45%, 1/4/08(a)	46,005,933
	Bank One NA, MTN
8,000	5.422%, 1/12/07(a)	8,000,178
	BMW US Capital LLC, 144A
10,000	5.33%, 1/4/08(a)	10,000,000
	Caja de Ahorros y Monte de Piedad de Madrid, S.A.
19,000	5.369%, 10/19/07(a)	19,000,000
	General Electric Capital Corp.
31,500	5.475%, 7/9/07(a)	31,500,000
	Genworth Life Insurance Co.
23,000	5.43%, 1/24/08(a)(e)(f)
	(cost $23,000,000; date purchased 12/24/06)	23,000,000
	Goldman Sachs Group, Inc. (The), MTN
26,900	5.497%, 7/2/07(a)	26,918,663
	HBOS Treasury Services PLC, MTN, 144A
25,000	5.32%, 1/7/08(a)	25,000,000
	HSBC Finance Corp., MTN
22,000	5.34%, 1/4/08(a)	22,000,000
	HSBC USA, Inc., MTN
35,000	5.35%, 1/15/08(a)	35,000,000
	Irish Life & Permanent PLC, MTN, 144A
50,000	5.39%, 1/22/08(a)	49,998,871
	JPMorgan Chase & Co., MTN
12,000	5.32%, 1/2/08(a)	12,000,000
	Merrill Lynch & Co., Inc., MTN
55,000	5.60%, 7/11/07(a)	55,000,000
	MetLife Insurance Co. of Connecticut
5,000	5.41%, 7/7/07(a)(e)(f)
	(cost $5,000,000; date purchased 7/7/06)	5,000,000
25,000	5.44%, 2/23/07(a)(e)(f)
	(cost $25,000,000; date purchased 2/24/06)	25,000,000
	Metropolitan Life Insurance Co.
14,000	5.409%, 10/1/07(a)(e)(f)
	(cost $14,000,000; date purchased 10/2/06)	14,000,000
10,000	5.441%, 2/1/07(a)(e)(f)
	(cost $10,000,000; date purchased 2/1/06)	10,000,000
	Morgan Stanley, MTN
46,000	5.37%, 1/3/08(a)	46,000,000

	Nordea Bank AB, 144A
12,430	5.33%, 1/9/08(a)	12,428,700
43,800	5.36%, 1/11/08(a)	43,799,887
	Paccar Financial Corp., MTN
25,000	5.33%, 12/28/07(a)	25,000,000
	Pacific Life Insurance Co.
11,000	5.481%, 7/13/07(a)(e)(f)
	(cost $11,000,000; date purchased 6/15/06)	11,000,000
	Skandinaviska Enskilda Banken AB, 144A
36,000	5.35%, 1/16/08(a)	36,000,000
	Sun Trust Banks, Inc.
30,000	5.454%, 10/15/07(a)	30,026,023

		621,678,255

REPURCHASE AGREEMENT 0.1%
	Goldman Sachs & Co.,
1,166	5.34%, dated 12/29/06, due 1/2/07 in the amount of $1,166,692 (cost $1,166,000; the value of the collateral plus accrued interest was $1,190,015)(c)	1,166,000

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 9.7%
166,506,273	Dryden Core Investment Fund — Taxable Money Market Series
	(cost $166,506,273)(d)	166,506,273
	Total Investments 99.7% (amortized cost $1,704,277,111)(g)	1,704,277,111
	Other assets in excess of liabilities 0.3%	5,318,761

	Net Assets 100%	$1,709,595,872

The following annotations have been used in the Portfolio:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN—Medium Term Note

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at December 31, 2006.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.
(e)	Indicates a security that has been deemed illiquid.
(f)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $88,000,000. The aggregate value of $88,000,000 is 5.1% of net assets.
(g)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Institutional Liquidity Portfolio, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 23, 2007

*	Print the name and title of each signing officer under his or her signature.